INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

11. INVESTMENTS IN AFFILIATES

Investments in affiliates consist of the following:

	At December 31,
	2020		2021
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
Canadian Solar Infrastructure Fund, Inc.	19,980	14.66	12,889	14.64
Suzhou Financial Leasing Co., Ltd.	23,969	4.78	27,026	4.78
RE Crimson Holdings LLC	—	—	18,854	20
JuSheng (Suzhou) Solar Tech Co., Ltd.	—	—	6,274	4.55
Others	34,342	15-49	33,776	20-49
Total	78,291		98,819

In 2017, Canadian Solar Infrastructure Fund, Inc. (“CSIF”) completed its initial public offering. On March 5, 2021, CSIF issued 151,500 investment units at 125,115 Japanese yen per unit through public offering, the Company purchased 22,725 units in the amount of JPY2,843,238 ($25,683). Through its initial private placement of 1,500 units, the purchase of 25,395 units in the initial public offering on October 26, 2017 and allotment of 7,000 units on September 5, 2018, the Company held a total of 56,620 units as of December 31, 2021 at a total subscription amount of JPY6,247,998 ($55,697). As of December 31, 2020 and 2021, the Company owned 14.66% and 14.64% of total units of CSIF, respectively. One out of the three members of the board of directors of CSIF represents the Company. The quorum for a board resolution of CSIF is a majority of the members of the board of directors, and the adoption of a resolution requires a majority of the votes present. As such, the Company is considered having significant influence over the investee and the equity method is used in this investment.

In 2015, the Company, through CSI Solar Co., Ltd., established an entity, Suzhou Financial Leasing Co., Ltd. with 4.78% effective interests. One of five board members is designated by CSI Solar Co., Ltd. This investment is accounted for under the equity method as CSI Solar Co., Ltd. has significant influence over the investee.

In September 2021, the Company, through its wholly owned subsidiary, Recurrent Energy, LLC, completed the sale of its 80% stake in RE Crimson Holdings LLC (“Crimson”) to an unrelated third party. Effective with the sale of the equity interests, the Company ceased having controlling financial interests in Crimson, and accounted for the transaction as partial sales of real estates under ASC 360-20. The Company considered that it would continue to exercise significant influences over its retained 20% equity interests in Crimson, and has accounted for these interests pursuant to the equity method of accounting. In connection with the sale, $123,135 was recognized as revenue, and with the loss of controlling financial interests in Crimson, the Company derecognized net assets of $42,333 and recognized the retained equity interests in investments in affiliates on its consolidated balance sheets.

In October 2021, the Company, through CSI Solar Co., Ltd., acquired a 4.55% effective interest in JuSheng (Suzhou) Solar Tech Co., Ltd.. This investment is accounted for by CSI Solar Co., Ltd. under the equity method as it designated a representative director to participate in the investee’s policy-making processes and exercised significant influence over the investee.

In December 2020 and December 2021, the Company completed the sales of its majority interests in Horus Solar S.A. De Capital Variable (“Horus”) which holds its Horus project, and Recursos Solares PV De México II S.A. De Capital Variable (“Recursos”) which holds its Tastiota project, respectively, to unrelated third parties. In connection with these sales, the Company’s interest in Horus and Recursos decreased to 49%. In connection with these sales, $100,896 and $113,843 were recognized as revenue in 2020 and 2021, respectively and the Company’s interest in Horus and Recursos have each decreased to 49%. With the loss of controlling financial interests in Horus and Recursos, the Company derecognized net assets of $10,363 and $7,527 in 2020 and 2021, respectively, and recognized the retained equity interests as investments in affiliates on its consolidated balance sheets.

Equity in earnings of unconsolidated investees were $28,948, $10,779 and $7,256 for the years ended December 31, 2019, 2020 and 2021, respectively.